FINANCIAL INSTRUMENTS - Schedule of remaining contractual maturities of financial liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
REMAINING CONTRACTUAL MATURITIES OF FINANCIAL LIABILITY
Accounts payable and accrued liabilities	$ 936,142	$ 835,763
Due to a related party	189,655	91,687
Total financial liabilities	1,125,797	$ 927,450
Due within a year
REMAINING CONTRACTUAL MATURITIES OF FINANCIAL LIABILITY
Accounts payable and accrued liabilities	936,142
Due to a related party	189,655
Total financial liabilities	$ 1,125,797